Sep. 30, 2021
Virtus FORT Trend Fund
Virtus FORT Trend Fund

Virtus FORT Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated December 22, 2022, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to Virtus FORT Trend Fund, each dated January 28, 2022

Important Notice to Investors

FORT, L.P. has announced that Yves Balcer will be retiring and therefore, effective January 1, 2023, he will step down as a portfolio manager of Virtus FORT Trend Fund (the “Fund”) and Sumit Kumar will be added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Sanjiv Kumar, Portfolio Manager and co-founder of FORT. Dr. Kumar has served as a Portfolio Manager of the fund since September 2020.

> Sumit Kumar, Portfolio Manager and Managing Director of FORT. Mr. Kumar has served as a Portfolio Manager of the fund since January 2023.

In the “Management of the Fund” section under the heading “Portfolio Management” beginning on page 15 of the Fund’s statutory prospectus, the biography of Yves Balcer will be removed and the following biography for Sumit Kumar will be added:

Sumit Kumar is a Portfolio Manager, a Managing Director since 2017 and the senior member of the Office of the Chief Investment Officer since 2018 at FORT. Mr. Kumar helps manage equity market neutral program at FORT, which he helped establish in 2008. He assists the founders in evaluating new strategies, increases the robustness of the infrastructure used to evaluate the work of the research team, and assists other departmental leaders in the development of firm infrastructure to implement new strategies. Prior to this role Mr. Kumar was the Chief Technology Officer, overseeing FORT’s IT infrastructure, actively designing and developing real-time securities trading and data analysis solutions, and overseeing the software development team. Prior to joining FORT in 2004, Mr. Kumar worked as a systems engineer at AT&T Labs. Mr. Kumar received an MS in industrial and management engineering from Montana State University, Bozeman and a Bachelor of Technology degree in industrial engineering from the Indian Institute of Technology, Kharagpur.

Investors should retain this supplement with the prospectuses for future reference.